Consolidated Statements of Profit or Loss ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2019 INR (₨) ₨ / shares shares	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2018 INR (₨) ₨ / shares shares [1]	Mar. 31, 2017 INR (₨) ₨ / shares shares
Profit or loss [abstract]
Revenue		₨ 909,012	$ 13,144	₨ 909,549	₨ 714,644
Cost of sales	[2]	(727,832)	(10,524)	(661,617)	(540,662)
Gross profit		181,180	2,620	247,932	173,982
Other operating income		15,468	224	9,544	7,749
Distribution expenses		(17,069)	(247)	(15,553)	(16,361)
Administration expenses		(34,363)	(498)	(24,101)	(19,299)
Operating profit / (loss)		145,216	2,099	217,822	146,071
Investment and other income		31,540	456	31,361	45,428
Finance and other costs		(59,026)	(853)	(135,473)	(54,927)
Profit (loss) before tax		117,730	1,702	113,710	136,572
Income tax expense		(41,501)	(600)	(66,426)	(38,027)
Profit / (loss) for the year		76,229	1,102	47,284	98,545
Profit attributable to:
Equity holders of the parent		49,775	720	14,080	55,033
Non-controlling interests		26,454	382	33,204	43,512
Profit for the year		₨ 76,229	$ 1,102	₨ 47,284	₨ 98,545
Earnings per share
Basic | (per share)		₨ 13.43	$ 0.19	₨ 3.80	₨ 18.57
Diluted | (per share)		₨ 13.38	$ 0.19	₨ 3.79	₨ 18.56
Weighted average number of equity shares used in computing earnings per share
Basic		3,705,502,141	3,705,502,141	3,709,778,760	2,964,333,584
Diluted		3,721,449,633	3,721,449,633	3,717,466,311	2,965,560,871

[1]	Restated (Refer Note 2(b))
[2]	Cost of sales for the year ended March 31, 2017, March 31, 2018 and March 31, 2019 includes net impairment (charge)/ reversal of ₹ (1,162) million, ₹ 44,679 million and ₹ 2,611 million ($ 38 million) respectively (Refer Note 14).